EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Total outstanding shares (Details) - shares	Mar. 28, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total shares outstanding	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	22,281,017,159	22,281,017,159
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding		16,201,212,499		16,201,712,499
Preference shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding		7,542,263,255		7,541,763,255